Certain transactions	6 Months Ended
Jun. 30, 2013
Certain transactions [Abstract]
Certain transactions

Note 3 - Certain transactions

IRS Settlement

The Company was subject to a tax examination for one of its subsidiaries in the United States by the Internal Revenue Service 'IRS' for the tax years 2002 to 2004. In connection with this examination, the subsidiary was required to provide information regarding its treatment of certain expenses. The IRS proposed a number of adjustments to the subsidiary's filed income tax returns for the tax years 2002 to 2004, which collectively resulted in an assessed income tax liability of $7,325. Management vigorously contested the merit of the proposed adjustments and established a reserve of $10,690. In July 2011 and January 2012, the Company entered into arrangements with the IRS to settle all outstanding claims against it for $3,329, including $877 in interest. In August 2012, the Company filed an Offer in Compromise Form with the IRS to reduce the amount payable to the IRS under the settlements citing unfavorable financial condition of its American subsidiaries. The offer of $200 was accepted by the IRS at July 2013.

The total amount of unrecognized tax benefits, including interest and penalties, is $160 and $3,458 as of June 30, 2013 and December 31, 2012, respectively. In the accompanying consolidated balance sheets, $90 and $1,937 are shown as current liabilities from discontinued operations and $70 and $1,521, are shown as income taxes payable, respectively.

ICTS INTERNATIONAL N.V. AND SUBSIDIARIES

(US $ in thousands, except share and per share data)

Acquisition of Company in Germany

During the second quarter of 2013 the Company purchased a Germany Company, which operates in the field of professional aviation security services and specializes in passenger and freight control at Frankfurt Airport. The Company expects that the annual revenues from this acquisition will be Euro 14 million (approximately $ 18.4 million as of June 30, 2013).

The accompanying consolidated statements of operations include the operations of the new subsidiary starting from May 1, 2013.